SHARE-BASED COMPENSATION (Details 3) (USD $)	0 Months Ended	12 Months Ended
	Jul. 26, 2010	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Number of nonvested shares
Outstanding at the beginning of the period (in shares)		3,402,610	5,350,800
Granted (in shares)	5,419,500	6,845,800	586,100	5,419,500
Forfeited (in shares)		663,500	154,550	68,700
Vested (in shares)		1,873,398	2,379,740
Outstanding at the end of the period (in shares)		7,711,512	3,402,610	5,350,800
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share)		$ 4.23	$ 4.05
Granted (in dollars per share)	$ 4.05	$ 5.56	$ 5.40	$ 4.05
Forfeited (in dollars per share)		$ 5.26	$ 4.42	$ 4.05
Vested (in dollars per share)		$ 4.55	$ 4.10
Outstanding at the end of the period (in dollars per share)		$ 5.24	$ 4.23	$ 4.05
Additional disclosures
Unrecognized compensation expense		$ 26,697,018
Weighted-average period over which unrecognized compensation expense will be recognized		3 years 8 months 12 days
Total fair value of non-vested shares vested during the period		$ 8,523,961	$ 9,756,934